Clipper Fund
(portfolio of Clipper Funds Trust)
March 31, 2026

CLIPPER FUNDSM
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (93.95%)
COMMUNICATION SERVICES – (13.87%)
Media & Entertainment – (13.87%)
Alphabet Inc., Class A	326,673	$93,938,088
ASAC II L.P. *(a)(b)(c)	407,313	429,104
Meta Platforms, Inc., Class A	132,628	75,880,458
Pinterest, Inc., Class A *	812,530	14,901,800
Total Communication Services		185,149,450
CONSUMER DISCRETIONARY – (11.91%)
Consumer Discretionary Distribution & Retail – (4.71%)
Amazon.com, Inc. *	187,517	39,054,166
Naspers Ltd. - N (South Africa)	460,800	23,835,789
		62,889,955
Consumer Services – (7.20%)
MGM Resorts International *	1,575,447	58,307,293
Restaurant Brands International Inc. (Canada)	293,600	21,697,040
Trip.com Group Ltd., ADR (China) *	323,390	16,101,588
		96,105,921
Total Consumer Discretionary		158,995,876
CONSUMER STAPLES – (4.15%)
Food, Beverage & Tobacco – (4.15%)
Tyson Foods, Inc., Class A	865,990	55,483,979
Total Consumer Staples		55,483,979
ENERGY – (9.56%)
ConocoPhillips	159,800	21,093,600
Coterra Energy Inc.	2,279,870	80,114,632
Tourmaline Oil Corp. (Canada)	553,770	26,504,210
Total Energy		127,712,442
FINANCIALS – (27.89%)
Banks – (7.81%)
U.S. Bancorp	1,420,850	73,898,408
Wells Fargo & Co.	381,510	30,372,011
		104,270,419
Financial Services – (12.14%)
Consumer Finance – (7.03%)
Capital One Financial Corp.	514,475	93,855,674
Financial Services – (5.11%)
Berkshire Hathaway Inc., Class A *	95	68,223,300
		162,078,974
Insurance – (7.94%)
Life & Health Insurance – (1.89%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,280,000	25,220,614
Property & Casualty Insurance – (6.05%)
Markel Group Inc. *	42,257	80,882,856
		106,103,470
Total Financials		372,452,863
HEALTH CARE – (13.09%)
Health Care Equipment & Services – (9.74%)
Cigna Group	129,690	34,594,808
CVS Health Corp.	781,360	56,117,275
Solventum Corp. *	295,500	19,296,150
UnitedHealth Group Inc.	73,910	19,999,307
		130,007,540
Pharmaceuticals, Biotechnology & Life Sciences – (3.35%)
Viatris Inc.	3,314,190	44,774,707
Total Health Care		174,782,247
INDUSTRIALS – (2.68%)
Capital Goods – (1.64%)
AGCO Corp.	116,310	13,476,840
Owens Corning	78,250	8,468,215
		21,945,055
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (1.04%)
DiDi Global Inc., Class A, ADS (China) *	3,362,202	$13,818,650
Total Industrials		35,763,705
INFORMATION TECHNOLOGY – (6.55%)
Semiconductors & Semiconductor Equipment – (3.34%)
Applied Materials, Inc.	85,140	29,100,001
Texas Instruments Inc.	79,800	15,492,372
		44,592,373
Technology Hardware & Equipment – (3.21%)
Samsung Electronics Co., Ltd. (South Korea)	366,600	42,878,010
Total Information Technology		87,470,383
MATERIALS – (4.25%)
LyondellBasell Industries N.V.	360,260	29,022,546
Teck Resources Ltd., Class B (Canada)	536,670	27,772,672
Total Materials		56,795,218
TOTAL COMMON STOCK – (Identified cost $742,943,212)		1,254,606,163

	Principal	Value
SHORT-TERM INVESTMENTS – (6.01%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (d)	$8,733,000	$8,733,000
Chesham FNC / Chesham LLC, Commercial Paper, 3.6703%, 04/01/26	16,500,000	16,500,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (e)	17,467,000	17,467,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (f)	37,560,000	37,560,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $80,260,000)		80,260,000
Total Investments – (99.96%) – (Identified cost $823,203,212)		1,334,866,163
Other Assets Less Liabilities – (0.04%)		510,483
Net Assets – (100.00%)		$1,335,376,646

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $429,104 or 0.03% of the Fund's net assets as of March 31, 2026.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 03/31/26, repurchase value of $8,733,893 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $8,907,660).

(e)	Dated 03/31/26, repurchase value of $17,468,761 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 05/01/52-03/01/56, total fair value $17,816,340).
(f)
Dated 03/31/26, repurchase value of $37,563,839 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $38,311,200).

CLIPPER FUNDSM
Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

CLIPPER FUNDSM
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation - The Fund’s Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$184,720,346	$–	$429,104	$185,149,450
Consumer Discretionary	135,160,087	23,835,789	–	158,995,876
Consumer Staples	55,483,979	–	–	55,483,979
Energy	127,712,442	–	–	127,712,442
Financials	347,232,249	25,220,614	–	372,452,863
Health Care	174,782,247	–	–	174,782,247
Industrials	35,763,705	–	–	35,763,705
Information Technology	44,592,373	42,878,010	–	87,470,383
Materials	56,795,218	–	–	56,795,218
Short-Term Investments	–	80,260,000	–	80,260,000
Total Investments	$1,162,242,646	$172,194,413	$429,104	$1,334,866,163

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2026 was $0. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2026
Investments in Securities:
Common Stock	$429,104	$–	$–	$–	$–	$–	$–	$429,104
Total Level 3	$429,104	$–	$–	$–	$–	$–	$–	$429,104

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$429,104	Income Approach / Discounted Cash Flow	Annualized Yield	4.571%	Decrease
Total Level 3	$429,104
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$830,889,182

Unrealized appreciation	541,163,930
Unrealized depreciation	(37,186,949)
Net unrealized appreciation	$503,976,981